HUSSMAN FUNDS	Hussman Investment Trust Shareholder Services P.O. Box 46707 Cincinnati, OH 45246-0707

Filed via EDGAR

July 22, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hussman Investment Trust

File Nos. 811-09911; 333-35342

Post-Effective Amendment No. 33 on Form N-1A

Ladies and Gentlemen:

Ms. Kim Browning of the Commission’s staff recently contacted us to provide additional comments on Post-Effective Amendment No. 31 to the registration statement of Hussman Investment Trust (the “Trust”) on Form N-1A. Post-Effective Amendment No. 31 was filed for the purpose of registering shares of Hussman Strategic Allocation Fund (the “Fund”), a new series of the Trust. The following are the comments provided and the Trust’s response to each. The references herein to numbered paragraphs and sentences relate to the blacklined documents provided supplementally.

RISK/RETURN SUMMARY: What are the Fund’s Fees and Expenses?

1. In the table of Annual Fund Operating Expenses, change the word “Reductions” to “Deferrals” since fees and expenses over the expense cap are recoverable by the investment manager.

RESPONSE: This change has been made.

2. In footnote (2) to the table of Annual Fund Operating Expenses, the following sentence goes beyond what is required by Item 4 of Form N-1A and should be deleted: “Except for these investments, the Fund does not invest in other investment funds.”

RESPONSE: The sentence in question has been deleted.

3. The terms “defer,” “absorb” and “reimburse” in footnote (3) to the table of Annual Fund Operating Expenses are ambiguous and this footnote should make it clear that all fees and operating expenses (other than those specifically excluded) are subject to deferral under the expense cap.

RESPONSE: Footnote (3) has been revised to delete the term “reimburse” and to consistently refer to the investment manager’s obligation to “defer” investment advisory fees and “absorb” other operating expenses. Thus, footnote (3) now discloses that:

The investment manager has contractually agreed that, until November 1, 2022, it will defer its investment advisory fees and/or absorb other operating expenses of the Fund to the extent necessary to limit the Fund’s annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 1.25% of the Fund’s average daily net assets.

4. Footnote (3) to the table of Annual Fund Operating Expenses discloses that “advisory fees previously deferred and expenses previously absorbed or reimbursed may be recovered by the investment manager only if the Fund’s expense ratio at the time of recovery is less than the expense limitation that was in place when the fees or expenses were deferred, absorbed or reimbursed.” This disclosure should be revised to reflect that recoupment is limited to fees and expenses deferred or absorbed within three years from the time such fees and expenses were deferred or absorbed, and does not cause the Fund’s expense ratio to exceed either: (i) the expense limitation in effect at the time the fees and expenses were deferred or absorbed; or (ii) the expense limitation in effect at the time the investment manager seeks reimbursement of such fees and expenses. (See AICPA Audit Risk Alert AREA-IN-73.)

RESPONSE: The disclosure has been revised as requested.

RISK/RETURN SUMMARY: What Are the Fund’s Principal Investment Strategies?

5. In the first sentence of this section, clarify the type(s) of stocks in which the Fund will primarily invest.

RESPONSE: The sentence has been revised to reflect that the Fund invests in common stocks, bonds, and cash equivalents.

6. The third paragraph of this section describes how the investment portfolio is “conceptually viewed.” This is misleading and ambiguous, as Item 4 to Form N-1A requires disclosure of specific strategies and risks in plain English.

RESPONSE: The reference to “conceptually viewed” has been removed.

7. The same third paragraph of this section seems to misleadingly characterize the Fund as a target-date fund. Also, much of the disclosures in this paragraph are not, in the staff’s opinion, understandable to the typical investor who may not be sophisticated in financial matters (e.g., “assigning each year’s allocation to the asset class estimated to have the highest average annual return adjusted for risk, between today and each future year in the investment horizon;” and “reflects the share of total present value to each of these ‘preferred assets’.” This paragraph should be reworked to use concise, straightforward and easy to understand language.

RESPONSE: The paragraph in question has been rewritten as follows:

The Fund’s assets are allocated with the goal of providing for the ongoing future inflation-adjusted spending needs of investors over a multi-decade horizon, rather than focusing on a specific future year or “target date.” The investment manager determines the value-focused asset allocation by estimating the average annual expected return for stocks, bonds, and cash equivalents for varying time-frames, based on prevailing stock market valuations and interest rate levels. A portion of the portfolio is allotted to the asset class estimated to have the highest average annual expected return, adjusted for risk, between today and each future year in the investment horizon. These annual allocations are then added together, so that the overall value-focused allocation to stocks, bonds, and cash equivalents reflects the total amount allocated to each asset class.

8. In the sixth paragraph of this section, the reference to “unhedged exposure” should be explained in plain English. In addition, the reference to maintaining “exposure to both the equity market and the bond market of at least 5% of net assets at all times…” is ambiguous and should be restated in plain English.

RESPONSE: The paragraph in question has been rewritten as follows:

The allocation of the Fund's assets for investment in the stock and bond markets will vary, and the Fund may hedge its investment exposure to these markets. However, the Fund does not intend to fully hedge its investment exposures and will seek at all times to maintain a minimum investment exposure (i.e., the amount of investment exposure that is not hedged) of at least 5% of its net assets to each of the stock market and the bond market. During conditions that have historically been strongly favorable for stocks or bonds, the Fund’s investment exposure to either the stock market or the bond market may represent as much as 95% of the Fund's net assets.

9. The first sentence of the seventh paragraph of this section (“Increased exposure of the Fund to stocks may be effected…”) implies that derivatives could be used for the purpose of speculation, rather than hedging. Consider unambiguously disclosing that derivative transactions will be utilized only for the purpose of hedging risk.

RESPONSE: The sentence in question has been revised to eliminate the reference to effecting “increased exposure” to stocks. In addition, disclosure has been added to indicate that the Fund will not use leverage to obtain “long” investment exposures o the stock and bond markets exceeding the value of its net assets.

10. In the same paragraph, restate in plain English the last sentence: “The total value of the Fund’s unhedged investment exposures to stocks and bonds is not expected to exceed 100% of the Fund’s net assets.”

RESPONSE: This disclosure has been expanded to:

The Fund will not use leverage to maintain long investment exposures to the stock and bond markets exceeding the value of its net assets. Thus, the total value of the Fund’s investments in common stocks and bonds, including long investment exposure obtained using stock index futures, call options and Treasury bond futures, is not expected to exceed 100% of the net assets of the Fund.”

11. The twelfth paragraph of this section discloses the policy for the corporate bond rating parameters in which the Fund may invest at the time of purchase (rated A- or higher by Standard & Poor’s Global Ratings or A3 or higher by Moody’s Investors Service, Inc., or having an equivalent rating from another independent rating organization). Disclose the Fund’s policy regarding the holding or selling of a security once it has been downgraded below the Fund’s rating standards.

RESPONSE: The Fund’s policy regarding the holding or selling of downgraded securities has been added.

12. Early in this section, the reference to a “value-conscious” approach was deleted or restated. However, this term is repeated later in the discussion.

RESPONSE: All references to “value-conscious” have been deleted.

13. In the last paragraph of this section, the Fund is referred to as an “alternative to conventional asset allocation strategies.” Delete or explain how the Fund is an alternative to conventional strategies.

RESPONSE: The sentence has been revised to refer to “other” asset allocation strategies.

14. In the same paragraph, the references to the S&P 500 Index and the Bloomberg Barclay indices are misleading as the Fund is not an index fund.

RESPONSE: The paragraph has been revised to eliminate references to specific indices or reference to a benchmark.

RISK/RETURN SUMMARY: What are the Principal Risks of Investing in the Fund?

15. Make certain that all of the principal risks correspond to all of the principal strategies disclosed in the Risk/Return Summary. For example, regarding the risks of hedging, disclose the specific risks relevant to the specific techniques to be utilized.

RESPONSE: The specific hedging strategies which may be utilized have been identified. The principal risks of all of these hedging strategies are essentially the same and have been identified. More detailed information on the specific hedging strategies and associated risks are discussed in the Statement of Additional Information, which we believe is appropriate.

16. Does the Fund write options for the purpose of generating income?

RESPONSE: The Fund does not write options for the purpose of generating income.

17. To more effectively communicate the risks of the Fund, the staff encourages the use of headings in this section.

RESPONSE: Headings have been added to this section.

18. The staff objects to the use of words such as “generally” as it leads to ambiguity. For example: The principal risks of the Fund are the risks generally associated with investing in stocks and fixed-income securities.

RESPONSE: To the extent used in relation to a specific investment practice, the word generally and any other terms we have identified as ambiguous have been removed.

19. The fourth paragraph refers to “the investment manager’s use of hedging strategies that generally are not employed by traditional mutual funds….” This reference is misleading as many mutual funds use similar hedging strategies.

RESPONSE: The disclosure in question has been changed to “the investment manager’s use of hedging strategies that may not be employed by many other mutual funds…”

20. In the same paragraph, is “tracking risk” the most accurate description of the risk described here? The term “tracking risk” is used most often with respect to index funds.

RESPONSE: A parenthetical has been added to reflect that this risk is also referred to as “basis risk.”

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

21. The second paragraph of the Derivative Instruments section discusses the “primary use of futures contracts.” If there are no other purposes for which futures contracts are used, delete the word “primary.”

RESPONSE: The reference to “primary” has been deleted.

22. The fourth and fifth paragraphs of the Derivative Instruments section (relating to 5% and 95% ranges and 100% limitation) are not understandable to the typical investor and should be restated in plain English.

RESPONSE: These paragraphs have been deleted from the Investment Objective, Strategies and Related Risks section as the substance of these disclosures are repetitive of disclosures in the Risk/Return Summary.

FUND MANAGEMENT

23. In accordance with Item 5(b) of Form N-1A, disclose the month and year when the portfolio manager began managing the Fund.

RESPONSE: Disclosure has been added to indicate the month and year that Dr. Hussman began managing the Fund.

STATEMENT OF ADDITIONAL INFORMATION – Fund Objective, Investments, Strategies and Risks

24. Confirm supplementally that all principal investment strategies and related risks disclosed in the Statement of Additional Information are also disclosed in the Risk/Return Summary of the Prospectus; and if any non-principal investment strategy later becomes a principal strategy, the Risk/Return Summary will be revised to reflect such strategy.

RESPONSE: All of the Fund’s principal investment strategies and related risks disclosed in the Statement of Additional Information are also disclosed in the Risk/Return Summary of the Prospectus. If any non-principal investment strategy later becomes a principal strategy, the Risk/Return Summary will be revised to reflect such strategy.

25. Consider disclosing whether particular investment strategies are principal or non-principal.

RESPONSE: In the introduction to this section, we have disclosed that all principal investment strategies and related risks are disclosed in the Risk/Return Summary of the Fund’s Prospectus.

26. Explain why was the Corporate Debt Securities section deleted?

RESPONSE: This section was not deleted, but rather was moved to earlier in Fund Objective, Investments, Strategies and Risks.

27. Confirm supplementally that all non-principal investment strategies are disclosed in the Statement of Additional Information as required by Item 16 of Form N-1A.

RESPONSE: All non-principal investment strategies are disclosed in the Statement of Additional Information as required by Item 16 of Form N-1A.

Thank you for your comments. They have been helpful, and we believe that the resulting changes will be useful in increasing investors’ understanding of the Fund’s investment strategy and the risks associated with an investment in the Fund. Please contact the undersigned at 850/936-5304 or 513/607-7262 if you have any questions.

Very truly yours,

/s/ John F. Splain

John F. Splain

Secretary/Chief Compliance Officer